Insurance coverage (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Insurance coverage [line items]
Total	R$ 426,832	R$ 535,860	R$ 493,452
Civil liability environment [member]
Disclosure Of Insurance coverage [line items]
Total	20,200	20,200	20,000
Civil liability pain and suffering and contingent risks fire lightning explosion A [member]
Disclosure Of Insurance coverage [line items]
Total	373,241	466,536	343,652
Sundry risks [member]
Disclosure Of Insurance coverage [line items]
Total	R$ 33,391	R$ 49,124	R$ 129,800